UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Address of principal executive offices)

 (Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Upright Growth Fund

ABBVIE INC

Ticker Symbol:ABBV	Cusip Number: 00287Y109
Record Date: 4/25/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	auditors	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	With
4	executive compensation	For	Issuer	For	With
5	incentive stock program	Against	Issuer	For	With

ABBVIE INC

Ticker Symbol:ABBV	Cusip Number: 00287Y109
Record Date: 4/25/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	auditors	For	Issuer	For	With
3	executive compensation	Against	Issuer	For	With
4	executive compensation	For	Issuer	For	With
5	incentive stock program	Against	Issuer	For	With

DELL INC

Ticker Symbol:DELL	Cusip Number:0715 4758 4729
Record Date: 6/22/2012	Meeting Date: 7/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JAMES W. BREYER	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: DONALD J. CARTY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JANET F. CLARK	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: LAURA CONIGLIARO	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: MICHAEL S. DELL	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: WILLIAM H. GRAY, III	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: GERARD J. KLEISTERLEE	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: KLAUS S. LUFT	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: ALEX J. MANDL	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: SHANTANU NARAYEN	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: ROSS PEROT, JR	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS DELL'S INDEPENDENT AUDITOR FOR FISCAL 2013	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF DELL'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICER AS DISCLOSED IN THE PROXY STATEMENT	For	Issuer	For	With
4	APPROVAL OF THE DELL INC. 2012 LONG-TERM INCENTIVE PLAN	For	Issuer	For	With

DELL INC

Ticker Symbol:DELL	Cusip Number:0715 4758 4729
Record Date: 6/22/2012	Meeting Date: 7/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JAMES W. BREYER	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: DONALD J. CARTY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JANET F. CLARK	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: LAURA CONIGLIARO	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: MICHAEL S. DELL	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: WILLIAM H. GRAY, III	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: GERARD J. KLEISTERLEE	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: KLAUS S. LUFT	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: ALEX J. MANDL	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: SHANTANU NARAYEN	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: ROSS PEROT, JR	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS DELL'S INDEPENDENT AUDITOR FOR FISCAL 2013	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF DELL'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICER AS DISCLOSED IN THE PROXY STATEMENT	For	Issuer	For	With
4	APPROVAL OF THE DELL INC. 2012 LONG-TERM INCENTIVE PLAN	For	Issuer	For	With

HIMAX TECHNOLOGIES, INC

Ticker Symbol:HIMX	Cusip Number:5655 4259 5774
Record Date: 8/8/2012	Meeting Date: 8/29/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT AUTITED FINANCIAL REPORTS OF THE COMPANY FOR THE FISCA YEARENDED DECEMBER 31, 2011	For	Issuer	For	With
2	TO RE-ELECT MR. YAN-KUIN SU AS AN INDEPENDENT DIRECTOE OF THE COMPANY	For	Issuer	For	With
3	TO NEWLY ELECT MR. HSIUNG-KU CHEN AS AN INDEPENDENT DIRECTOR OF THE COMPANY	For	Issuer	For	With
4	TO TRANSACT ANY OTHER BUSINESS PROPERLY BROUGHT BEFORE 2012 AGM	For	Issuer	For	With

HIMAX TECHNOLOGIES, INC

Ticker Symbol:HIMX	Cusip Number:5655 4259 5774
Record Date: 8/8/2012	Meeting Date: 8/29/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT AUTITED FINANCIAL REPORTS OF THE COMPANY FOR THE FISCA YEARENDED DECEMBER 31, 2011	For	Issuer	For	With
2	TO RE-ELECT MR. YAN-KUIN SU AS AN INDEPENDENT DIRECTOE OF THE COMPANY	For	Issuer	For	With
3	TO NEWLY ELECT MR. HSIUNG-KU CHEN AS AN INDEPENDENT DIRECTOR OF THE COMPANY	For	Issuer	For	With
4	TO TRANSACT ANY OTHER BUSINESS PROPERLY BROUGHT BEFORE 2012 AGM	For	Issuer	For	With

MEDTRONIC INC

Ticker Symbol:MDT	Cusip Number:5634 4739 1751
Record Date: 7/26/2012	Meeting Date: 8/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGIDTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	A NON-BINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With
4	TO AMEND THE COMPANY'S ARTICLES OF INCORPORATION TO PROVIDE FOR MAJORITY VOTE IN UNCOTESTED ELECTIONS OF DIRECTORS	For	Issuer	For	With
5	TO APPROVE THE PROXY ACCESS SHAREHOLDER PROPOSAL	For	Issuer	For	With
6	TO APPROVE ADOPTION OF A SIMPLE MAJORITY SHAREHOLDER PROPOSAL	For	Issuer	For	With

MEDTRONIC INC

Ticker Symbol:MDT	Cusip Number:5634 4739 1751
Record Date: 7/26/2012	Meeting Date: 8/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGIDTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	A NON-BINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With
4	TO AMEND THE COMPANY'S ARTICLES OF INCORPORATION TO PROVIDE FOR MAJORITY VOTE IN UNCOTESTED ELECTIONS OF DIRECTORS	For	Issuer	For	With
5	TO APPROVE THE PROXY ACCESS SHAREHOLDER PROPOSAL	For	Issuer	For	With
6	TO APPROVE ADOPTION OF A SIMPLE MAJORITY SHAREHOLDER PROPOSAL	For	Issuer	For	With

MEDTRONIC INC

Ticker Symbol:MDT	Cusip Number:5634 4739 1751
Record Date: 7/26/2012	Meeting Date: 8/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT REGIDTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	A NON-BINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	For	Issuer	For	With
4	TO AMEND THE COMPANY'S ARTICLES OF INCORPORATION TO PROVIDE FOR MAJORITY VOTE IN UNCOTESTED ELECTIONS OF DIRECTORS	For	Issuer	For	With
5	TO APPROVE THE PROXY ACCESS SHAREHOLDER PROPOSAL	For	Issuer	For	With
6	TO APPROVE ADOPTION OF A SIMPLE MAJORITY SHAREHOLDER PROPOSAL	For	Issuer	For	With

RESEARCH IN MOTION LIMITED

Ticker Symbol:RIMM	Cusip Number:7711 7176 8947
Record Date: 6/19/2012	Meeting Date: 7/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	TIMOTHY DATTELS	For	Issuer	For	With
02	THORSTEN HEINS	For	Issuer	For	With
03	DAVID KERR	For	Issuer	For	With
04	CLAUDIA KOTCHKA	For	Issuer	For	With
05	MIKE LAZARITIN	For	Issuer	For	With
06	ROGER MARTIN	For	Issuer	For	With
07	JOHNRI CHARDSON	For	Issuer	For	With
08	BARBARA STYMIEST	For	Issuer	For	With
09	PREM WATSA	For	Issuer	For	With
10	JOHN WETMORE	For	Issuer	For	With
2	RESOLUTION APPROVING THE RE-APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS OF THE COMPANYAND AUTHORIZING THE BOARD OF DIRECTORS	For	Issuer	For	With
3	NON-BINDING ADVISORY RESOLUTION THAT THE SHAREHOLDER ACCEPT THE COMPANY'S APPOACH TO EXECUTIVE COMPENSATION AS DRSCLOSED	For	Issuer	For	With

RESEARCH IN MOTION LIMITED

Ticker Symbol:RIMM	Cusip Number:7711 7176 8947
Record Date: 6/19/2012	Meeting Date: 7/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	TIMOTHY DATTELS	For	Issuer	For	With
02	THORSTEN HEINS	For	Issuer	For	With
03	DAVID KERR	For	Issuer	For	With
04	CLAUDIA KOTCHKA	For	Issuer	For	With
05	MIKE LAZARITIN	For	Issuer	For	With
06	ROGER MARTIN	For	Issuer	For	With
07	JOHNRI CHARDSON	For	Issuer	For	With
08	BARBARA STYMIEST	For	Issuer	For	With
09	PREM WATSA	For	Issuer	For	With
10	JOHN WETMORE	For	Issuer	For	With
2	RESOLUTION APPROVING THE RE-APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS OF THE COMPANYAND AUTHORIZING THE BOARD OF DIRECTORS	For	Issuer	For	With
3	NON-BINDING ADVISORY RESOLUTION THAT THE SHAREHOLDER ACCEPT THE COMPANY'S APPOACH TO EXECUTIVE COMPENSATION AS DRSCLOSED	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

* David Y.S. Chiueh

Trustee

By /s/David Y.S. Chiueh

* David Y.S. Chiueh

Chief Financial Officer

Date: August 20, 2013

*Print the name and title of each signing officer under his or her signature.